Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	23 Months Ended	30 Months Ended	45 Months Ended	60 Months Ended	70 Months Ended	81 Months Ended		107 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Aptus Collared Investment Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Collared Investment Opportunity ETF NAV
Average Annual Return, Percent		10.70%				10.81%	8.83%
Aptus Defined Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Defined Risk ETF NAV
Average Annual Return, Percent		10.62%				2.13%		4.96%
Aptus Drawdown Managed Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Drawdown Managed Equity ETF NAV
Average Annual Return, Percent		9.34%				8.34%				7.19%
Aptus Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Enhanced Yield ETF NAV
Average Annual Return, Percent		5.40%		3.94%
Aptus International Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus International Enhanced Yield ETF NAV
Average Annual Return, Percent		10.01%			(0.68%)
Aptus Large Cap Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Large Cap Enhanced Yield ETF NAV
Average Annual Return, Percent		11.25%	13.79%
Aptus Large Cap Upside ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Large Cap Upside ETF NAV
Average Annual Return, Percent	(9.24%)
Opus Small Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Opus Small Cap Value ETF NAV
Average Annual Return, Percent		2.53%				12.31%			6.29%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		12.10%				15.61%	13.15%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		8.02%				(0.67%)		1.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		12.10%				15.61%				13.43%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		8.02%		5.31%
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 1-3 Year Bond Total Return Index
Average Annual Return, Percent		6.66%		4.66%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		11.93%			3.00%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		12.10%	15.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(5.34%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		12.10%				15.61%			12.46%
S&P SmallCap 600 Value TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value TR
Average Annual Return, Percent		(2.54%)				11.96%			3.27%